Ordinary dividends (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Dividends [abstract]
Summary of Ordinary Dividends
Amounts recognised as distributions to equity holders in the year:

	2021		2020		2019		2021	2020	2019
Per share	Pence per share						£m	£m	£m
2020 Final dividend	14.00	p	—		37.30	p	167.7	—	466.4
2021 Interim dividend	12.50	p	10.00	p	22.70	p	147.0	122.0	284.1
	26.50	p	10.00	p	60.00	p	314.7	122.0	750.5

Summary of Proposed Final Dividend	Proposed final dividend for the year ended 31 December 2021:

	2021		2020		2019
Per share	Pence per share
Final dividend	18.70	p	14.00	p	—